Apr. 30, 2019
MFS® Diversified Income Fund
MFS® Diversified Income Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is April 30, 2019. MFS® Diversified Income Fund
Effective immediately, the following is added to the end of the fourth paragraph in the section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information":

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.